Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2020
Temporary Equity [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
9. CONVERTIBLE REDEEMABLE PREFERRED SHARES
On August 8, 2017, the VIE issued 3,656,716 shares of Series A convertible redeemable preferred shares (“Series A Preferred Shares”) to certain investors at US$3.032 per share for a total consideration of US$11,087 (equivalent to approximately RMB69,800).
On August 14, 2018, the Company, the VIE and certain investors entered into a convertible loan agreement and a warrant agreement. Prior to the obtaining of requisite overseas direct investment approvals (“ODI approval”), the investors agreed to provide a convertible loan in an aggregate principal amount of US$22,000 (equivalent to approximately RMB138,695) to the VIE, with no interest and acquire warrants to subscribe for a total number of 21,735,721 Series B1 Preferred Shares of the Company at US$1.0122 per share.
On January 3, 2019, the VIE repurchased 104,478 shares of ordinary shares and 522,388 shares of Series A Preferred Shares for an aggregate price of US$6,657 (equivalent to approximately RMB44,705). The consideration exceeded the carrying value of repurchased ordinary shares and Series A Preferred Shares by RMB32,840, which was recorded as deemed dividend to the ordinary and preferred shareholders.

As part of the Reorganization in January 2019, the former Series A Preferred Shares were exchanged for 31,343,284 Series A Convertible Redeemable Preferred Shares of the Company (“Series A Preferred Shares”) on a 1:10 basis at US$0.3032 per share.
On February 22, 2019, the Company issued 59,327,653 shares of Series
B-2
convertible redeemable preferred shares (“Series
B-2
Preferred Shares”) to certain investors at US$1.0619 per share for total consideration of US$63,000 (equivalent to approximately RMB439,501). Series
B-1
Preferred Shares and Series
B-2
Preferred Shares are collectively referred to as the Series B Preferred Shares.
As disclosed in Note 1(b), the Group had undergone the Reorganization and changed the issuer of the Series A Preferred Shares to be the reporting entity through share swaps. The major terms and number of shares of the Series A Preferred Shares have remained the same. Thus, there is no accounting impact as a result of the Reorganization at the consolidated level. As further discussed in Note 1(b), the Reorganization was a transaction by Group entities under common control. The equity section of the Company after the Reorganization is assumed to have existed from the earliest period presented in the consolidated financial statements.
During the period from July 2, 2020 to September 9, 2020, the Company issued 21,735,721 Series
B-1
Preferred Shares upon conversion of convertible loan and exercise of the warrants.
On October 20, 2020, the Company issued 61,364,562 shares of Series C convertible redeemable preferred shares (“Series C Preferred Shares”) to certain investors at US$ 1.635331 per share for total consideration of US$100,351.
The key features of the Series A, Series B and Series C Preferred Shares (collectively the “Preferred Shares”) are as follows:
Dividends right
Each Preferred Share shall have the right to receive
non-cumulative
dividends, pari passu with Ordinary Shares, on an
as-converted
basis, when, as and if declared by the Board.
Liquidation preference
In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, all assets and funds of the Company legally available for distribution (after satisfaction of all creditors’ claims and claims that may be preferred by law) shall be distributed in the following preference order:
(i) Holders of the Series C Preferred Shares shall be entitled to receive a per share amount equal to 100% of the issue price of Series C Preferred Shares, respectively, plus all declared but unpaid dividends and minus all paid dividends.
(ii) Holders of the Series B Preferred Shares shall be entitled to receive a per share amount equal to 140% of the issue price of Series B Preferred Shares, respectively, plus all declared but unpaid dividends and minus all paid dividends.
(iii) Holders of the Series A Preferred Shares shall be entitled to receive a per share amount equal to 150% of the issue price of Series A Preferred Shares, respectively, plus all declared but unpaid dividends and minus all paid dividends.
Conversion right
Each Preferred Share may be converted at any time into ordinary shares at the option of the preferred shareholders based on the then-effective conversion price. The initial conversion ratio is 1:1, subject to adjustment in the event of share splits and combinations, ordinary share dividends and distributions, reorganizations, mergers, consolidations, exchanges, substitutions, or dilutive issuance.
All Preferred Shares are converted automatically into ordinary shares at the then effective applicable conversion price upon a Qualified Public Offering (public offering of the Company’s shares with an offering price (exclusive of underwriting discounts and registration expenses) that reflects the minimum market capitalization and other conditions set forth in the Company’s articles).

Redemption right
At any time following the first occurrence of any redemption event specified in the shareholders’ agreement (“Redemption Events”), the outstanding preferred shareholders may request a redemption up to all of the outstanding shares held.
The Redemption Events shall mean:
(i) the Company fails to complete a Qualified Public Offering within five (5) years from October 20, 2020;
(ii) any material breach or violation by any Group Company, the Founder or the Founder Holding Company of any of its representations, warranties or covenants contained in the Transaction Documents made to any Investor alone or together with any other Person and such breach or violation is not curable or is not cured within thirty (30) days from the date of occurrence;
(iii) the Founder ceases to hold the offices of Chairman and president of the Company or ceases to be in full-time employment by any Group Company in any other capacity within five (5) years from October 20, 2020 unless otherwise approved by the Board (including all Investor Directors);
(iv) the exercise of redemption right by any holders with redemption right.
The price at which each Preferred Share shall be redeemed equals to:
(i) in respect of each Series C Preferred Share, 100% of the original issue price on each preferred share, plus all declared but unpaid dividends on such Series C Preferred Share accrued as of the redemption payment date; and
(ii) in respect of each Series B Preferred Share, 140% of the original issue price on each preferred share, plus all declared but unpaid dividends on such Series B Preferred Share accrued as of the redemption payment date; and
(iii) in respect of each Series A Preferred Share, 150% of the issue price of Series
B-2
Preferred Share on each Series A Preferred, minus all paid dividends on such Series A Preferred Share.

After the liquidation amounts of all series of the Preferred Shares have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed ratably among the holders of the Preferred Shares, on an as-converted
basis, together with the holders of the ordinary shares.

Accounting of Preferred Shares
The Preferred Shares are classified as mezzanine equity in the consolidated balance sheets because they are contingently redeemable upon the occurrence of an event outside of the Company’s control (e.g. the Company not achieving a Qualified Public Offering or a deemed liquidation event before October 20, 2025 (“Target QIPO Date”). The Preferred Shares were determined to be mezzanine equity with no embedded feature to be bifurcated and no beneficial conversion features to be recognized. The Preferred Shares are initially recorded at their respective issuance date fair value, net of issuance cost. The Company incurred issuance cost with amount of RMB13,386 (US$2,000) for the issuance of Series C Preferred Shares. The cumulative undeclared dividends are not recorded in the consolidated balance sheet as the Company does not have the obligation to pay the cumulative dividend before it is declared by the board of directors.
The Company concluded that the Preferred Shares are not currently redeemable, but are probable to become redeemable. The Company accreted changes in the redemption value over the period from the date of issuance to the earliest redemption date using the effective interest method. The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital,
or in the absence of additional
paid-in-capital,
by charges to accumulated deficit. The accretion of the Preferred Shares was RMB 12,199, RMB 36,802 and RMB 62,733 for the years ended December 31, 2018, 2019 and 2020. The convertible loans and warrants were issued contemporaneously and in contemplation of each other. The warrants cannot be separately exercised; hence, they are not freestanding financial instruments. The convertible loans are accounted for as liabilities recorded using amortized cost. Upon the cancellation of convertible loans and exercise of the warrants, the convertible loans were debit with a corresponding entry to credit the issued preferred shares.
Modification of Preferred Shares
On January 3, 2019, the Target QIPO Date was extended from November 15, 2022 to February 22, 2024 upon issuance of Series
B-2
Preferred Shares. The amendment is accounted for as modification rather than extinguishment as the fair values of these Preferred Shares immediately after the amendment were not significantly different from their respective fair values immediately before the amendment. When Preferred Shares are modified and such modification results in value transfer between preferred shareholders and ordinary shareholders, the value transferred is treated as a deemed dividend to or deemed contribution from the preferred shareholders. The change in fair value of Series A Preferred Shares immediately before and after the modification was RMB625. The decrease in fair value of the ordinary shares is RMB625, in substance, a transfer of wealth from the ordinary shareholders to the Series A preferred shareholders.
On March 6, 2020, the redemption price of Series A Preferred Shares was amended. Before modification, the redemption price of each share of Series A Preferred Shares equals to 150% of the original issue price on each preferred share, plus the interest at an annual compound rate of eight percent (8%) on the original issue price on each preferred share accrued from August 8, 2017 to the redemption payment date minus all paid dividends on such Series A Preferred Share. The amendment is accounted for as a modification rather than extinguishment as the fair values of these Preferred Shares immediately after the amendment were not significantly different from their respective fair values immediately before the amendment. When Preferred Shares are modified and such modification results in value transfer between preferred shareholders and ordinary shareholders, the value transferred is treated as a deemed dividend to or deemed contribution from the preferred shareholders. The change in fair value of Series A Preferred Shares immediately before and after the modification was RMB9,055. The decrease in fair value of the ordinary shares is RMB9,055, in substance, a transfer of wealth from the ordinary shareholders to the Series A preferred shareholders.
On October 20, 2020, the Target QIPO Date was extended from February 22, 2024 to October 20, 2025 upon issuance of Series C Preferred Shares. The amendment is accounted for as a modification rather than extinguishment as the fair values of these Preferred Shares immediately after the amendment were not significantly different from their respective fair values immediately before the amendment. When Preferred Shares are modified and such modification results in value transfer between preferred shareholders and ordinary shareholders, the value transferred is treated as a deemed dividend to or deemed contribution from the preferred shareholders. The change in fair value of Series A, Series
B-1
and Series
B-2
Preferred Shares immediately before and after the modification was RMB1,284, RMB82 and RMB394, respectively. The increase in fair value of the ordinary shares is RMB1,760, in substance, a transfer of wealth from the preferred shareholders to the ordinary shareholders, respectively.

The Company’s Preferred Shares activities for the periods presented are summarized below:

Mezzanine equity	Series A	Series B-1	Series B-2	Series C	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2018	83,404	—	—	—	83,404
Issuance of Series B-2 Preferred Shares	—	—	439,501	—	439,501
Repurchase of Series A Preferred Shares	(11,864)	—	—	—	(11,864)
Accretion of Series A Preferred Shares to redemption value	10,794	—	—	—	10,794
Accretion of Series B-2 Preferred Shares to redemption value	—	—	26,008	—	26,008

Balance as of December 31, 2019	82,334	—	465,509		547,843
Issuance of Series B-1 Preferred Shares	—	138,695	—	—	138,695
Issuance of Series C Preferred Shares	—	—	—	658,26 5	658,26 5
Accretion of Series A Preferred Shares to redemption value	28,134	—	—	—	28,134
Accretion of Series B-1 Preferred Shares to redemption value	—	3,786	—	—	3,786
Accretion of Series B-2 Preferred Shares to redemption value	—	—	30,290	—	30,290
Accretion of Series C Preferred Shares to redemption value	—	—	—	523	523

Balance as of December 31, 2020	110,468	142,481	495,799	658,78 8	1,407,53 6